UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820

13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272

Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                November 14, 2008
------------------------         ---------------             -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number        Name

         -----------------------     --------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $217,075
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2          COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                                VALUE     SHRS/   SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
AERCAP HOLDINGS NV               SHS               N00985106      2505    236100  SH          Sole               236100
AIRCASTLE LTD                    COM               G0129K104      7862    793326  SH          Sole               793326
ALLIANT TECHSYSTEMS INC          COM               018804104     13774    146622  SH          Sole               146622
AMPHENOL CORP NEW                CL A              032095101     11646    290142  SH          Sole               290142
ANIXTER INTL INC                 COM               035290105      3689     61997  SH          Sole                61997
ANNALY CAP MGMT INC              COMMON STOCKS     035710409      3673    273078  SH          Sole               273078
ARVINMERITOR INC                 COM               043353101      2699    206982  SH          Sole               206982
ASCENT MEDIA CORPORATION         NASDAQ OTC ISSUES 043632108      1245     50987  SH          Sole                50987
BAXTER INTL INC                  COM               071813109      3286     50069  SH          Sole                50069
BERKSHIRE HATHAWAY INC DEL       CL A              084670108     47016       360  SH          Sole                  360
CASUAL MALE RETAIL GRP INC       COM               148711104      3022    768911  SH          Sole               768911
CONNECTICUT LIGHT AND POWER CO   PREFERRED STOCKS  207597626       316      8575  SH          Sole                 8575
COPART INC                       COM               217204106      9977    262548  SH          Sole               262548
COSTAR GROUP INC                 COM               22160N109      5279    116300  SH          Sole               116300
CREDIT ACCEP CORP MICH           COM               225310101     14214    836101  SH          Sole               836101
CLEVELAND BIOLABS INC            COM               185860103       684    158690  SH          Sole               158690
DANA HOLDING CORP                COM               235825205       194     40000  SH          Sole                40000
DEALERTRACK HLDGS INC            COM               242309102      5062    300617  SH          Sole               300617
Discovery Communications Ser A   COMMON STOCKS     25470F104      3205    224881  SH          Sole               224881
Discovery Communications Ser C   COMMON STOCKS     25470F302      3184    224881  SH          Sole               224881
GENESEE & WYO INC                CL A              371559105      9224    245838  SH          Sole               245838
HEXCEL CORP NEW                  COM               428291108      3361    245527  SH          Sole               245527
ICO INC NEW                      COM               449293109       505     90096  SH          Sole                90096
KINETIC CONCEPTS INC             COM NEW           49460W208      7399    258800  SH          Sole               258800
LABORATORY CORP AMER HLDGS       COM NEW           50540R409     12243    176153  SH          Sole               176153
MFRI INC                         COM               552721102      4393    390533  SH          Sole               390533
PECO ENERGY CO                   PREFERRED STOCKS  693304404       300      3800  SH          Sole                 3800
POLYPORE INTL INC                COM               73179V103      5215    242468  SH          Sole               242468
SAIC INC                         COM               78390X101      1638     80988  SH          Sole                80988
SEI INVESTMENTS CO               COM               784117103      7958    358471  SH          Sole               358471
SONIC SOLUTIONS                  COM               835460106       805    182937  SH          Sole               182937
VICOR CORP                       COM               925815102     10049   1131612  SH          Sole              1131612
GRACE W R & CO DEL NEW           COM               38388F108      3511    232224  SH          Sole               232224
WELLS FARGO & CO NEW             COM               949746101       206      5500  SH          Sole                 5500
ZEBRA TECHNOLOGIES CORP          CL A              989207105      7736    277781  SH          Sole               277781

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